RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Right-of-use Rou Assets And Lease Payable
Amortization expenses	$ 214,842	$ 154,198	$ 138,980